SCHEDULE I - CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total Revenue				$ 74,569	$ 51,573	$ 5,512
COST AND EXPENSES
Administrative expenses				(12,566)	(8,043)	(3,185)
Interest Income				4,959	2,122	2,481
Interest expense				(9,665)	(352)	(114)
Equity in earnings (losses) of joint ventures				(5,330)	40,228	5,007
Net Income	$ 13,255	$ (11,941)		1,314	40,466	4,188
Share of subsidiaries unrealized losses on cash flow hedge				(10,159)	0	0
Share of subsidiaries Income tax benefit				(1,984)	0	0
Comprehensive income				(6,861)	$ 40,466	$ 4,188
Parent Company [Member]
Total Revenue			$ 13,269	13,269
COST AND EXPENSES
Administrative expenses			(1,718)	(1,718)
Interest Income			3,243	3,243
Interest expense			(467)	(467)
Equity in earnings of subsidiaries			1,086	1,086
Equity in earnings (losses) of joint ventures			(2,158)	(2,158)
Net Income			13,255	13,255
Share of subsidiaries unrealized losses on cash flow hedge			(2,293)	(2,293)
Share of subsidiaries Income tax benefit			(17)	17
Comprehensive income			$ 10,979	$ 10,979